AdvisorDesigns® Variable Annuity	AdvisorDesigns® Variable Annuity
Issued by:	Issued by:
Security Benefit Life Insurance Company One Security Benefit Place Topeka, Kansas 66636-0001	First Security Benefit Life Insurance and Annuity Company of New York 121 State Street Albany, NY 12207

Supplement Dated February 28, 2020
To Current Prospectus

Important Information about

BNY Mellon VIF International Value

This Supplement updates certain information in the Prospectus. Please read this Supplement carefully and retain it for future use.

Effective March 31, 2020, the BNY Mellon VIF International Value Subaccount (the “Closed Subaccount”) is no longer available as an investment option under your Contract. The underlying fund of the Closed Subaccount, BNY Mellon VIF International Value (the “Fund”), is expected to be liquidated on or about April 30, 2020.

If you have allocated Contract Value to the Liquidating Subaccount, you may want to consider transferring your Contract Value to another available subaccount prior to April 30, 2020. Should you choose to request such a transfer, there will be no fees, charges, tax effects, penalties or alteration of your rights for transferring Contract Value from the Liquidating Subaccount to another subaccount, and such a transfer will not count toward any transfer limit under your Contract.

If a transfer request is not received by the close of business on April 29, 2020, Contract Value allocated to the Liquidating Subaccount and redemption proceeds received upon the Fund’s liquidation will be reallocated to the Rydex VIF U.S. Government Money Market Subaccount, which invests in the Rydex VIF U.S. Government Money Market Fund. The investment objective of the Rydex VIF U.S. Government Money Market Fund is to provide security of principal, high current income, and liquidity. If you have instructions designating allocation to the Liquidating Subaccount as part of a Dollar Cost Averaging or Asset Reallocation Option, those allocations will be reallocated to the Rydex VIF U.S. Government Money Market Subaccount. If you wish to set up a new Dollar Cost Averaging Option or Asset Allocation Option (without the Liquidating Subaccount), you need to submit a new form to our Administrative Office.

More detailed information regarding the investment objective, policies, risks, and expenses associated with the Rydex VIF U.S. Government Money Market Fund, and other relevant information, may be found in the respective fund prospectus. The prospectus for an Underlying Fund should be read in conjunction with the Contract Prospectus. You may contact Security Benefit Life Insurance Company or First Security Benefit Life Insurance and Annuity Company of New York to obtain additional information, including a transfer request form or copies of the fund prospectus.

Below is a summary of the Subaccounts available under the Contract. There can be no assurance that any of the Underlying Funds will achieve its objective. More detailed information is contained in the prospectuses of the Underlying Funds, including information on the risks associated with the investments and investment techniques.

More detailed information regarding the investment objectives, restrictions and risks, expenses paid by the Underlying Funds, and other relevant information may be found in the respective Underlying Fund prospectus. Prospectuses for the Underlying Funds should be read in conjunction with this Prospectus.

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Federated Fund for U.S. Government Securities II	Class II	Provide current income by investing primarily in a diversified portfolio of U.S. government and govern-ment agency securities and mortgage-backed securities.	Federated Investment Mgmt. Co.
Federated High Income Bond II	Service	Seeks high current income by investing primarily in a professionally managed, diversified portfolio of fixed-income securities.	Federated Investment Mgmt. Co.
Fidelity® VIP Contrafund®	Service Class 2	Seeks long-term capital appreciation.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Growth Opportunities	Service Class 2	Provide capital growth.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Mgmt. & Research (HK) Ltd; FMR Co. Inc.
Fidelity® VIP Index 500	Service Class 2	Seeks investment results that correspond to the total return of common stocks publicly traded in the United States, as represented by the S&P 500® Index.	Fidelity Mgmt. & Research Co.	Geode Capital Mgmt. LLC; FMR Co. Inc.
Fidelity® VIP Investment Grade Bond	Service Class 2	Seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Mgmt. & Research Co.	FMR Investment Mgmt. (U.K.) Ltd; Fidelity Mgmt. & Research (Japan) Ltd; Fidelity Investment Money Mgmt. Inc.; Fidelity Mgmt. & Research (HK) Ltd
Franklin Small-Mid Cap Growth VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of small-capitalization and mid-capitalization companies.	Franklin Advisers Inc.
Guggenheim VIF All Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Large Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF Long Short Equity		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF Multi‑Hedge Strategies		Seeks long-term capital appreciation with less risk than traditional equity funds.	Security Investors LLC
Guggenheim VIF Small Cap Value		Seeks long-term capital appreciation.	Security Investors LLC
Guggenheim VIF SMid Cap Value		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF StylePlus Mid Growth		Seeks long-term capital growth.	Security Investors LLC
Guggenheim VIF World Equity Income		Provide total return, comprised of capital appre-ciation and income.	Security Investors LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Invesco Oppenheimer V.I. Main Street Small Cap	Series II	Seeks capital appreciation.	Invesco Advisers Inc.
Invesco V.I. American Franchise	Series I	Seeks capital growth.	Invesco Advisers Inc.
Invesco V.I. Government Securities	Series II	Seeks total return, comprised of current income and capital appreciation.	Invesco Advisers Inc.
Invesco V.I. International Growth	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
Invesco V.I. Mid Cap Core Equity	Series II	Seeks long-term capital growth.	Invesco Advisers Inc.
PIMCO VIT Low Duration	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Real Return	Administrative	Seeks maximum real return, consistent with preservation of real capital and prudent invest-ment management.	Pacific Investment Mgmt. Co. LLC
PIMCO VIT Total Return	Administrative	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Mgmt. Co. LLC
Rydex VIF Banking		Provide capital appreciation by investing in companies involved in the banking sector, including commercial banks (and their holding companies) and savings and loan institutions.	Security Investors LLC
Rydex VIF Basic Materials
Seeks capital appreciation by investing in companies engaged in the mining, manufacture, or sale of basic materials, such as lumber, steel, iron, aluminum, concrete, chemicals and other basic building and manufacturing materials.
Security Investors LLC
Rydex VIF Biotechnology
Seeks capital appreciation by investing in companies involved in the biotechnology industry, including companies involved in research and development, genetic or other biological engineering, and in the design, manufacture, or sale of related biotechnology products or services.
Security Investors LLC
Rydex VIF Commodities Strategy		Provide investment results that correlate to the performance of S&P GSCI™ Commodity Index.	Security Investors LLC
Rydex VIF Consumer Products		Seeks capital appreciation by investing in companies engaged in manufacturing finished goods and services both domestically and internationally.	Security Investors LLC
Rydex VIF Dow 2x Strategy
Provide returns that match the performance, before fees and expenses, of a specific bench-mark on a daily basis. The current benchmark is 200% of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objestive over a period of time greater than one day.
Security Investors LLC
Rydex VIF Electronics
Seeks capital appreciation by investing in companies involved in the electronics sector, including semiconductor manufacturers and distributors, and makers and vendors of other electronic components and devices.
Security Investors LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Energy		Seeks capital appreciation by investing in companies involved in the energy field, including the exploration, production, and development of oil, gas, coal and alternative sources of energy.	Security Investors LLC
Rydex VIF Energy Services
Seeks capital appreciation by investing in companies involved in the energy services field, including those that provide services and equip-ment in the areas of oil, coal, and gas explora-tion and production.
Security Investors LLC
Rydex VIF Europe 1.25x Strategy		Provide investment results that correlate, before fees and expenses, to 125% of the fair value of the STOXX 50® Index.	Security Investors LLC
Rydex VIF Financial Services		Seeks capital appreciation by investing in companies involved in the financial services sector.	Security Investors LLC
Rydex VIF Government Long Bond 1.2x Strategy
Provide investment results that correspond, before fees and expenses, to a benchmark for U.S. Government securities on a daily basis. The fund’s current benchmark is 120% of the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Health Care		Seeks capital appreciation by investing in companies involved in the health care industry.	Security Investors LLC
Rydex VIF Internet		Seeks capital appreciation by investing in companies that provide products or services designed for or related to the Internet.	Security Investors LLC
Rydex VIF Inverse Dow 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the Dow Jones Industrial AverageSM. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Government Long Bond Strategy
Provide total returns that inversely correlate, before fees and expenses, to the price move-ments of a benchmark for U.S. Treasury debt instruments or futures contracts on a specified debt instrument on a daily basis. The fund’s current benchmark is the daily price movement of the Long Treasury Bond. The Long Treasury Bond is the U.S. Treasury bond with the longest maturity, which is currently 30 years. The price movement of the Long Treasury Bond is based on the daily price change of the most recently issued Long Treasury Bond. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Mid‑Cap Strategy
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P MidCap 400 Index. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Security Investors LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Inverse NASDAQ‑100® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the NASDAQ-100 Index®. The fund does not seek to achieve its invest-ment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse Russell 2000® Strategy
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The Fund’s current bench-mark is the inverse (opposite) of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Inverse S&P 500 Strategy
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The fund’s current benchmark is the inverse (opposite) of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Japan 2x Strategy		Provide investment results that correlate, before fees and expenses, to 200% of the fair value of the Nikkei 225 Stock Average.	Security Investors LLC
Rydex VIF Leisure		Seeks capital appreciation by investing in companies engaged in leisure and entertain-ment businesses.	Security Investors LLC
Rydex VIF Mid-Cap 1.5x Strategy
Provide investment results that correlate, before fees and expenses, the performance of a specific benchmark for mid-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P MidCap 400® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF NASDAQ‑100®		Provide investment results that correspond, before fees and expenses, to a benchmark for over-the-counter securities on a daily basis. The fund’s current benchmark is the NASDAQ-100 Index®.	Security Investors LLC
Rydex VIF NASDAQ‑100® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The Fund’s current bench-mark is 200% of the performance of the NASDAQ-100 Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Nova
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The fund’s current benchmark is 150% of the performance of the S&P 500® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Precious Metals
Seeks capital appreciation by investing in U.S. and foreign companies involved in the precious metals sector, including exploration, mining, production and development, and other precious metals related services.
Security Investors LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF Real Estate		Provide capital appreciation by investing in companies involved in the real estate industry, including real estate investment trusts.	Security Investors LLC
Rydex VIF Retailing
Seeks capital appreciation by investing in companies engaged in merchandising finished goods and services, including department stores, mail order operations and other companies involved in selling products to consumers.
Security Investors LLC
Rydex VIF Russell 2000® 1.5x Strategy
Provide investment results that correlate, before fees and expenses, to the performance of a specific benchmark for small-cap securities on a daily basis. The fund’s current benchmark is 150% of the performance of the Russell 2000® Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Russell 2000® 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The fund’s current benchmark is 200% of the performance of the Russell 2000® Index. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF S&P 500 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The fund’s current benchmark is 200% of the performance of the S&P 500 Index. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF S&P 500 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a bench-mark for large-cap growth securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P 500 Pure Value
Provide investment results that match, before fees and expenses, the performance of a bench-mark for large-cap value securities on a daily basis. The fund’s current benchmark is the S&P 500 Pure Value Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a bench-mark for mid-cap growth securities on a daily basis. The Fund’s current benchmark is the S&P MidCap 400 Pure Growth Index.
Security Investors LLC
Rydex VIF S&P MidCap 400 Pure Value
Provide investment results that match, before fees and expenses, the performance of a bench-mark for mid-cap value securities on a daily basis. The fund’s current benchmark is the S&P MidCap 400 Pure Value Index.
Security Investors LLC
Rydex VIF S&P SmallCap 600 Pure Growth
Provide investment results that match, before fees and expenses, the performance of a bench-mark for small-cap growth securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Growth Index.
Security Investors LLC

Underlying Funds	Share Class	Investment Objective	Investment Adviser	Sub-Adviser
Rydex VIF S&P SmallCap 600 Pure Value
Provide investment results that match, before fees and expenses, the performance of a bench-mark for small-cap value securities on a daily basis. The fund’s current benchmark is the S&P SmallCap 600 Pure Value Index.
Security Investors LLC
Rydex VIF Strengthening Dollar 2x Strategy
Provide investment results that match the perfor-mance of a specific benchmark, before fees and expenses, on a daily basis. The fund’s current benchmark is 200% of the performance of the U.S. Dollar Index®. The fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Rydex VIF Technology
Seeks capital appreciation by investing in companies involved in the technology sector, including computer software and service companies, semiconductor manufacturers, networking and telecommunications equipment manufacturers, PC hardware and peripherals companies.
Security Investors LLC
Rydex VIF Telecommunications		Seeks capital appreciation by investing in companies engaged in the development, manufacture, or sale of communications services or communications equipment.	Security Investors LLC
Rydex VIF Transportation		Seeks capital appreciation by investing in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transporta-tion equipment.	Security Investors LLC
Rydex VIF U.S. Government Money Market		Provide security of principal, high current income, and liquidity.	Security Investors LLC
Rydex VIF Utilities		Seeks capital appreciation by investing in companies that operate public utilities.	Security Investors LLC
Rydex VIF Weakening Dollar 2x Strategy
Provide investment results that match, before fees and expenses, the performance of a specific bench-mark on a daily basis. The fund’s current benchmark is 200% of the inverse (opposite) of the performance of the U.S. Dollar Index®. The Fund does not seek to achieve its investment objective over a period of time greater than one day.
Security Investors LLC
Templeton Developing Markets VIP Fund	Class 2	Seeks long-term capital appreciation. Under normal market conditions, the fund invests at least 80% of its net assets in emerging markets investments.	Templeton Asset Mgmt. Ltd.
Templeton Foreign VIP Fund	Class 2	Seeks long-term capital growth. Under normal market conditions, the fund invests at least 80% of its net assets in investments of issuers located outside the U.S., including those in emerging markets.	Templeton Investment Counsel LLC
Wells Fargo Opportunity VT	Class 2	Seeks long-term capital appreciation.	Wells Fargo Funds Mgmt. LLC	Wells Capital Mgmt. Inc.

Please Retain This Supplement For Future Reference